Right of use assets & lease liabilities - Right of use assets (Details) € in Millions	12 Months Ended
	Mar. 31, 2023 EUR (€) aircraft	Mar. 31, 2022 EUR (€)	Mar. 31, 2021 EUR (€)
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	€ 133.7	€ 188.2	€ 236.8
Depreciation charge for the year	(84.0)	(54.5)	(68.6)
Additions	47.2		27.9
Modification of leases	112.2		(7.9)
Ending balance	€ 209.1	€ 133.7	€ 188.2
Airbus A320
Disclosure of quantitative information about right-of-use assets [line items]
Number of leased aircraft for which leasing term has been extended during the period | aircraft	24